Related Party Transactions, Units purchased in the Public Offering and Registration Rights (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 23, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 18, 2016
Units purchased in the Public Offering [Abstract]
Gross proceeds from initial public offering		$ 151,731,000	$ 0	$ 0
Initial Public Offering [Member]
Units purchased in the Public Offering [Abstract]
Number of shares issued (in shares)	15,000,000				15,173,100
Gross proceeds from initial public offering					$ 151,731,000
CMB NV [Member] | Initial Public Offering [Member]
Units purchased in the Public Offering [Abstract]
Number of shares issued (in shares)	200,000
Gross proceeds from initial public offering	$ 2,000,000
Holders of Founder Shares [Member] | Minimum [Member]
Registration Rights [Abstract]
Share price (in dollars per share)						$ 12.00